Liabilities Subject to Compromise - Export Credit Agreements - Additional Information (Detail) - Export Credit Facilities [Member] - Class III claims [Member]	12 Months Ended
Dec. 31, 2017
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage of interest accrued on claim recognized	1.75%
0 to 10th
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage of the amount to be repaid per month	2.00%
11 to 23 [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage of the amount to be repaid per month	5.70%